Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Prospectus Date	rr_ProspectusDate	Oct. 27, 2014
Supplement [Text Block]	pipi151_SupplementTextBlock
Prudential Investment Portfolios, Inc. 15

Prudential Short Duration High Yield Income Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	0.14%	0.14%	0.05%	0.14%
= Total annual Fund operating expenses	1.09%	1.84%	0.75%	0.84%

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$433	$660	$906	$1,611	$433	$660	$906	$1,611
Class C	$287	$579	$995	$2,159	$187	$579	$995	$2,159
Class Q	$77	$240	$417	$930	$77	$240	$417	$930
Class Z	$86	$268	$466	$1,037	$86	$268	$466	$1,037

Prudential Short Duration High Yield Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi151_SupplementTextBlock
Prudential Investment Portfolios, Inc. 15

Prudential Short Duration High Yield Income Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	0.14%	0.14%	0.05%	0.14%
= Total annual Fund operating expenses	1.09%	1.84%	0.75%	0.84%

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$433	$660	$906	$1,611	$433	$660	$906	$1,611
Class C	$287	$579	$995	$2,159	$187	$579	$995	$2,159
Class Q	$77	$240	$417	$930	$77	$240	$417	$930
Class Z	$86	$268	$466	$1,037	$86	$268	$466	$1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Short Duration High Yield Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	433
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	906
10 Years	rr_ExpenseExampleYear10	1,611
1 Year	rr_ExpenseExampleNoRedemptionYear01	433
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	906
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,611
Prudential Short Duration High Yield Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
Prudential Short Duration High Yield Income Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.05%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	930
Prudential Short Duration High Yield Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037